Segment Information	12 Months Ended
Dec. 31, 2015
Segment Information
Segment Information

19. Segment Information

The Group uses the management approach to determine operating segments. The management approach considers the internal organization and reporting used by the Group’s chief operating decision maker (“CODM”) for making decisions, allocating resources and assessing performance. The Group’s CODM has been identified as the CEO, Co-Chairman and Executive Chairman of the Board, who reviews consolidated results when making decisions about allocating resources and assessing performance of the Group.

The Group believes it operates in a sole segment, which is value-added wealth management services.

Service Lines

Details of revenue by type of service are as follows:

	Year Ended December 31,
	2013	2014	2015
	$	$	$
One-time commissions	21,885,538	34,958,235	54,017,410
Related party	1,673,838	3,609,418	26,626,264
Third party	20,211,700	31,348,817	27,391,146
Recurring management fee	623,925	2,245,162	22,861,485
Related party	623,925	2,048,410	22,861,485
Third party	—	196,752	—
Recurring service fees	85,318	1,934,641	18,650,409
Related party	—	—	3,832,584
Third party	85,318	1,934,641	14,817,825

Total revenues	22,594,781	39,138,038	95,529,304

All of the Group’s revenues are derived from the PRC and Hong Kong. The Group’s long lived assets are located substantially in the PRC.